LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE	12 Months Ended
Dec. 31, 2018
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE
LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

6. LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Loan recognized as a result of payment under the guarantee	441,860	810,327
Less: allowance for doubtful accounts	(189,305)	(256,639)
	252,555	553,688

The movement of allowance for the years ended December 31, 2016, 2017 and 2018 consisted of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Beginning	—	(7,222)	(189,305)
Addition	(6,893)	(184,586)	(257,953)
Adjustment (i)	(711)	(13,103)	152,862
Write-off	382	15,606	37,757
Ending	(7,222)	(189,305)	(256,639)

The third‑party financing partners offer financing solutions to the Borrowers and the Group is required to provide a guarantee. In the event of a payment default from the Borrower, the Group is required to repay the monthly installment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the consolidated balance sheets.

Loan recognized as a result of payment under the guarantee of RMB 343.2 million was pledged as collateral for long‑term borrowings of RMB120.8 million and current portion of long‑term borrowings of RMB278.6 million (Note 15).

(i) On a normal basis, adjustments occur when either further revaluations of allowance for doubtful accounts are considered necessary therefore adjustments of provisions are needed, or settlements from the Borrowers are received to reverse the balances. Adjustments may also occur when certain loans recognized as a result of payments under the guarantees are bought out by certain new non-bank financing institutions without any recourse terms in 2018.